Investments - Summary of Details of Net Gains and Losses on Equity Securities (Detail) - JPY (¥) ¥ in Millions		12 Months Ended
		Mar. 31, 2026	Mar. 31, 2025	Mar. 31, 2024
Gain (Loss) on Securities [Line Items]
Net gains (losses) recognized during the period on equity securities	[1]	¥ 1,035,589	¥ (181,948)	¥ 1,010,288
Less: Net gains (losses) recognized during the period on equity securities sold during the period		243,035	72,627	235,564
Unrealized gains (losses) recognized during the reporting period on equity securities still held at the reporting period		¥ 792,553	¥ (254,575)	¥ 774,724

[1]	These amounts are revenues from contracts that do not meet the scope of ASC 606.